                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

        VAN KAMPEN EXCHANGE FUND

        PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)



                                                                              NUMBER OF
        DESCRIPTION                                                            SHARES              VALUE

        COMMON STOCKS    96.4%
        AEROSPACE & DEFENSE    0.8%
        Honeywell International, Inc.                                          12,528          $   535,823
                                                                                         ------------------

        ALUMINUM    0.8%
        Alcan, Inc. (Canada)                                                   10,774              492,695
        Novelis, Inc. (Canada)                                                  2,154               44,308
                                                                                         ------------------
                                                                                                   537,003
                                                                                         ------------------

        AUTO PARTS & EQUIPMENT    0.0%
        Dana Corp. (a)                                                         13,677               20,652
                                                                                         ------------------

        COAL & CONSUMABLE FUELS    0.7%
        Massey Energy Corp.                                                    12,831              462,814
                                                                                         ------------------

        COMMODITY CHEMICALS    0.1%
        Tronox, Inc.,  Class B (a)                                              2,197               37,327
                                                                                         ------------------

        COMPUTER HARDWARE    1.8%
        International Business Machines Corp.                                  15,016            1,238,370
                                                                                         ------------------

        CONSTRUCTION & ENGINEERING    1.6%
        Fluor Corp.                                                            12,831            1,100,900
                                                                                         ------------------

        DIVERSIFIED BANKS    1.4%
        HSBC Holdings PLC - ADR (United Kingdom)                               11,434              957,941
                                                                                         ------------------

        FOREST PRODUCTS    1.0%
        Louisiana-Pacific Corp.                                                25,970              706,384
                                                                                         ------------------

        HEALTH CARE DISTRIBUTORS    0.2%
        Cardinal Health, Inc.                                                   1,867              139,129
                                                                                         ------------------

        HEALTH CARE EQUIPMENT    0.6%
        Baxter International, Inc.                                             10,000              388,100
        Edwards Lifesciences Corp. (a)                                          1,000               43,500
                                                                                         ------------------
                                                                                                   431,600
                                                                                         ------------------

        HEALTH CARE SERVICES    0.5%
        Medco Health Solutions, Inc. (a)                                        6,075              347,611
                                                                                         ------------------

        INDUSTRIAL GASES    8.8%
        Air Products & Chemicals, Inc.                                         89,021            5,981,321
                                                                                         ------------------

        INDUSTRIAL MACHINERY    1.1%
        SPX Corp.                                                              13,648              729,076
                                                                                         ------------------

        INTEGRATED OIL & GAS    15.3%
        Amerada Hess Corp.                                                     21,200            3,018,880
        BP PLC - ADR (United Kingdom)                                          33,876            2,335,411
        Exxon Mobil Corp.                                                      82,523            5,022,350
                                                                                         ------------------
                                                                                                10,376,641
                                                                                         ------------------

        MULTI-LINE INSURANCE    4.1%
        American International Group, Inc.                                     41,688            2,755,160
                                                                                         ------------------

        OFFICE SERVICES & SUPPLIES    1.8%
        IKON Office Solutions, Inc.                                            86,993            1,239,650
                                                                                         ------------------

        OIL & GAS DRILLING    0.4%
        Transocean, Inc. (Cayman Islands) (a)                                   3,113              249,974
                                                                                         ------------------

        OIL & GAS EQUIPMENT & SERVICES    8.9%
        Baker Hughes, Inc.                                                     25,634            1,753,366
        Halliburton Co.                                                        30,320            2,213,966
        Schlumberger, Ltd. (Netherlands Antilles)                              16,080            2,035,246
                                                                                         ------------------
                                                                                                 6,002,578
                                                                                         ------------------

        OIL & GAS EXPLORATION & PRODUCTION    4.1%
        Apache Corp.                                                           26,346            1,725,926
        Kerr-McGee Corp.                                                       10,900            1,040,732
                                                                                         ------------------
                                                                                                 2,766,658
                                                                                         ------------------

        PACKAGED FOODS & MEATS    4.8%
        McCormick & Co., Inc.                                                  96,518            3,268,099
                                                                                         ------------------

        PHARMACEUTICALS    24.6%
        Johnson & Johnson                                                      78,636            4,656,824
        Merck & Co., Inc.                                                      50,376            1,774,746
        Pfizer, Inc.                                                          184,471            4,597,017
        Schering-Plough Corp.                                                 156,022            2,962,858
        Wyeth                                                                  56,000            2,717,120
                                                                                         ------------------
                                                                                                16,708,565
                                                                                         ------------------

        REAL ESTATE INVESTMENT TRUSTS    1.4%
        Plum Creek Timber Co., Inc. - REIT                                     25,602              945,482
                                                                                         ------------------

        RESTAURANTS    0.2%
        Luby's Cafeterias, Inc. (a)                                            13,367              166,954
                                                                                         ------------------

        SEMICONDUCTORS    6.5%
        Intel Corp.                                                           226,252            4,377,976
                                                                                         ------------------

        SPECIALTY CHEMICALS    4.9%
        International Flavors & Fragrances, Inc.                               49,712            1,706,116
        Lubrizol Corp.                                                         37,620            1,612,017
                                                                                         ------------------
                                                                                                 3,318,133
                                                                                         ------------------

        TOTAL LONG-TERM INVESTMENTS    96.4%
           (Cost $6,477,915)                                                                    65,401,821

        REPURCHASE AGREEMENT    3.6%
        State Street Bank & Trust Co. ($2,434,000 par
        collateralized by U.S. Government obligations in a
        pooled cash account, interest rate of 4.72%, dated
        03/31/06, to be sold on 04/03/06 at $2,434,957)                                          2,434,000
           (Cost $2,434,000)                                                             ------------------


        TOTAL INVESTMENTS    100.0%
           (Cost $8,911,915)                                                                    67,835,821

        OTHER ASSETS IN EXCESS OF LIABILITIES    0.0%                                                9,851
                                                                                         ------------------

        NET ASSETS    100.0%                                                                   $67,845,672
                                                                                         ==================


        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006